Note 5 - Transactions With Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Related Party Transactions [Table Text Block]
	Year Ended December 31,
	2018	2019	2020	Presented in:
Executive officers and other personnel expenses	2,400	360	360	General and administrative expenses - Statement of comprehensive loss
Amortization of awarded shares*	(34)	(34)	(34)	Management fees - related parties - Statement of comprehensive loss
Total	2,366	326	326
	Year Ended December 31, 2018	Presented in:
Management fees	101	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
	2,455	Management fees - related parties -Statement of comprehensive loss
Supervision services fees	63	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Superintendent fees	187	Vessel operating expenses -Statement of comprehensive loss
	101	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Accounting and reporting cost	233	Management fees - related parties -Statement of comprehensive loss
Financing fees	139	Net in Current and Non-current portions of long-term debt – Balance sheet
Commission for sale and purchase of vessels	3,861	Management fees - related parties -Statement of comprehensive loss
Commission on charter hire agreements	511	Voyage expenses - Statement of comprehensive loss
Performance incentive fee	1,250	Management fees - related parties - Statement of comprehensive loss
Total	8,901
	Year Ended December 31,
	2019	2020	Presented in:
Management fees	109	69	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
	2,237	1,953	Management fees - related parties -Statement of comprehensive loss
Supervision services fees	55	63	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Superintendent fees	247	60	Vessel operating expenses -Statement of comprehensive loss
	172	198	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Accounting and reporting cost	240	330	Management fees - related parties -Statement of comprehensive loss
Commission for sale and purchase of vessels	-	3,377	Management fees - related parties -Statement of comprehensive loss
		3,971	Loss from vessel sales -Statement of comprehensive loss
		454	Capitalized in Investments–Balance sheet
		1,017	Capitalized in Right of use assets from operating leases - Balance Sheet
Financing fees	263	-	Net in Current and Non-current portions of long-term debt – Balance sheet
Commission on charter hire agreements	829	761	Voyage expenses - Statement of comprehensive loss
Total	4,152	12,253